Other operating income (Details) - GBP (£)	3 Months Ended			6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017		Jul. 31, 2018	Jul. 31, 2017
Analysis of income and expense [abstract]
Income recognized in respect of BARDA	£ 2,022,000	£ 0		£ 5,305,000	£ 0
Income on release of the US not for profit organizations financial liability	539,000	0		539,000	0
Grant income	201,000	0		304,000	0
Research and development credit	(65,000)	0		0	0
Other income	2,000	0		6,000	0
Other operating income	£ 2,699,000	£ 0	[1]	£ 6,154,000	£ 0	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’